Property, Plant And Equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 313,499	$ 319,648
Accumulated depreciation and amortization		188,277	194,749
Property, plant and equipment - net		125,222	124,899	$ 124,450
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 1,630	$ 1,643
Land [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		0 years	0 years
Land [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		0 years	0 years
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 36,319	$ 35,036
Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		2 years	2 years
Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		44 years	44 years
Central Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	[1]	$ 94,076	$ 92,954
Central Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		3 years	3 years
Central Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		10 years	10 years
Cable, Wiring And Conduit [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 67,695	$ 79,279
Cable, Wiring And Conduit [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		15 years	15 years
Cable, Wiring And Conduit [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		50 years	50 years
Satellites [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 2,967	$ 2,710
Satellites [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		14 years	14 years
Satellites [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		17 years	17 years
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 90,017	$ 88,436
Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		3 years	3 years
Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		20 years	20 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 16,750	$ 14,472
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		3 years	3 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		5 years	5 years
Under Construction [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 4,045	$ 5,118
Under Construction [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		0 years	0 years
Under Construction [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life		0 years	0 years

[1]	Includes certain network software.